NOTE 10. Restated Accumulated Deficit as of June 30, 2010 (Details) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Notes to Financial Statements
Balance, June 30	$ (879,390)	$ (94,616)
Adjustment	(9,804,997)	(37,000)
Adjusted balance, June 30	$ (10,684,387)	$ (131,616)